Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Equity-Based Compensation

Note 10 – Equity-Based Compensation

2016 Equity Incentive Award Plan

HydraFacial had approximately 1,509 time vested stock options and 5,082 performance based stock options outstanding as of December 31, 2019 under its 2016 Equity Incentive Award Plan (the “2016 Plan”). These awards were subsequently canceled by HydraFacial during 2020 and replaced with new incentive units of LCP Holdco.

Incentive Units

During May 2020, HydraFacial canceled 1,295 of the time vested stock options and 4,440 of the performance-based stock options outstanding under the 2016 Plan (“Option Awards”) and replaced these awards with 1,295 of new time vested incentive units (“Time Vesting Units”) and 4,440 of performance based incentive units (“Performance Vesting Units”) of LCP Holdco (the “Incentive Units”) for certain members of management pursuant to the LCP Holdco LLC Agreement. All of the Time Vesting Units immediately vest upon a qualified sale that constitutes a change of control which includes a reverse recapitalization. The performance condition related to the Performance Vesting Units is based upon the amount of proceeds received in connection with a qualified sale related to a liquidity event, which can include a reverse recapitalization.

As of March 31, 2021, there were 318 Time Vesting Units and 4,033 Performance Vesting Units issued and outstanding at LCP level.

Stock-based Compensation Expense

Stock-based compensation expense for the Incentive Units is recorded by HydraFacial as it has been determined that the economic interest holder, LCP Holdco, has made a capital contribution to HydraFacial, who will make stock-based payments to its employees in exchange for services rendered. The total net stock-based compensation is attributable to the granting of, and the remaining requisite service periods of, Option Awards and Incentive Units.

Compensation expense attributable to stock-based compensation was immaterial for the three months ended March 31, 2021 and 2020, respectively.

HydraFacial estimates the fair value of the Incentive Units using a Monte Carlo simulation model. Stock-based compensation expense is recognized for the Time Vesting Units as service is provided, and stock-based compensation expense is recognized for the Performance Vesting units that are expected to vest upon the achievement of the performance condition. A change in control event is not deemed probable until consummated. As of March 31, 2021, achievement of the performance condition was not probable. Total unrecognized compensation related to unvested Time Vesting Units as of March 31, 2021 was approximately $0.3 million, and the total unrecognized compensation related to Performance Vesting Units was $1.1 million.

Note 11 – Equity-Based Compensation

2016 Equity Incentive Award Plan

In December 2016, HydraFacial established its 2016 Plan, the purpose of which was to provide incentives to selected officers and employees, to secure and retain their services, and to strengthen their commitment to HydraFacial. The maximum number of shares available for grant under the plan is approximately 6,679 shares. The Plan provides for grants of time vesting (“Time Vesting Options”) and performance-based equity awards (“Performance Vesting Options”) to Company employees (together the “Options”). The vesting of these Options varies based on whether they are Time Vesting Options or Performance Vesting Options as described in the grant agreements.

The Time Vesting Options vest in five equal annual installments as long as the grantee remains continuously employed by HydraFacial. If the grantee remains employed by HydraFacial upon the consummation of a qualified sale (“Qualified Sale”) of HydraFacial in connection with a change of control as defined in the award agreement (“Change of Control”), then 100% of the unvested time awards will immediately vest. Change of Control events include any merger, consolidation, reorganization, combination, sale or transfer of the capital stock that provides the acquirer with the voting power to elect a majority of the board of directors or all or substantially all of the assets of HydraFacial or Parent determined on a consolidated basis. The options may be exercised during continued employment or within 3 months of terminating employment. The options expire ten years after the date of grant.

As of December 31, 2019 and 2018, 1,509 of these awards were issued and outstanding, respectively, with a weighted average exercise price of $417 per share and a remaining contractual term of 7.3 years as of December 31, 2019. The grant date fair value of these awards and the related share-based compensation expense related to these awards is not material to the financial statements. These awards were subsequently canceled by HydraFacial during 2020 and replaced with new incentive units of LCP.

The Performance Vesting Options vest based on the achievement of certain financial performance targets upon the consummation of a Qualified Sale of HydraFacial in connection with a Change of Control. The awards are also subject to the grantee being continuously employed by HydraFacial through the vesting date. As of December 31, 2019 and 2018, 5,082 of these awards were issued and outstanding, respectively, with a weighted average exercise price of $383 per share and a remaining contractual term of 7.1 years as of December 31, 2019. The grant date fair value of these awards was not material, and no share-based compensation expense has been recognized for these awards because the performance conditions were not deemed to be probable of occurring. These awards were subsequently cancelled and replaced by HydraFacial during 2020 with new incentive units of LCP.

Incentive Units

During May 2020, HydraFacial canceled 1,295 of the time vested stock options and 4,440 of the performance-based stock options outstanding under the 2016 Plan (“Option Awards”) and replaced these awards with 1,295 of new time vested incentive units (“Time Vesting Units”) and 4,440 of performance based incentive units (“Performance Vesting Units”) of LCP Holdco (the “Incentive Units”) for certain members of management pursuant to the LCP Holdco LLC Agreement. The Incentive Units were intended to constitute profits interests and were granted for purposes of enabling such individuals to participate in the long-term growth and financial success of HydraFacial and were issued in exchange for services to be performed. The replacement was treated as a grant of a new award in exchange for cancellation of an old award, and, therefore, was accounted for as a modification. The Incentive Units retain the same vesting schedule that existed under the 2016 Plan, and the remainder of the vesting terms remained materially unchanged with all of the incentive units. As a result, all of the incentive units immediately vest upon a Qualified Sale that constitutes a change of control which includes a reverse recapitalization. Subsequent to May 2020, Company employees were granted an additional 178 of Time Vesting Units, for a total of 1,473, and 533 of Performance Incentive Units for a total of 4,973, together with the Time Vesting Units and Option Awards, the “Equity Awards”). The incentive units granted during May 2020 have a profit sharing threshold of $100 per unit, and the incentive units granted during September 2020 and October 2020 have a weighted average profit sharing threshold of $3,323 per unit. The performance condition related to the Performance Vesting Units is based upon the amount of proceeds received in connection with a qualified sale related to a liquidity event, which can include a reverse recapitalization.

A summary of non-vested Time Vesting Units activity is as follows for the year ended December 31, 2020:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	—	$—
Granted	1,473	373.88
Forfeited	(174)	261.98
Vested	(926)	271.51

Outstanding at December 31, 2020	373	$680.62

A summary of non-vested Performance Vesting Units activity is as follows for the year ended December 31, 2020:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	—	$—
Granted	4,973	252.77
Forfeited	(940)	153.45

Outstanding at December 31, 2020	4,033	$275.85

As of the date of the modification, approximately 684 of the Time Vesting Units were vested, with the remaining Time Vesting Units vesting over 5 years. In May 2020, HydraFacial recognized $0.2 million of incremental share-based compensation expense related to the replacement Incentive Units. As of December 31, 2020, there were 926 vested and 373 unvested and expected to vest Time-Vesting Units.

Share-based Compensation Expense

Share-based compensation expense for the Incentive Units is recorded by HydraFacial as it has been determined that the economic interest holder, LCP Holdco, has made a capital contribution to HydraFacial, who will make share-based payments to its employees in exchange for services rendered. The total net stock-based compensation is attributable to the granting of, and the remaining requisite service periods of Option Awards and Incentive Units.

As noted above, during May 2020, HydraFacial recognized $0.2 million of incremental share-based compensation expense related to the replacement Incentive Units based on the fair value of the awards on the date of the modification. Compensation expense attributable to stock-based compensation is $0.4 million for the period ended December 31, 2020. Share-based compensation expense for the period ended December 31, 2019 and 2018 is not material to the financial statements.

HydraFacial estimates the fair value of the Incentive Units using a Monte Carlo simulation model. Stock-based compensation expense is recognized for the Time Vesting Units as service is provided, and stock-based compensation expense is recognized for the Performance Vesting Units that are expected to vest upon the achievement of the performance condition. A change in control event is not deemed probable until consummated. As of December 31, 2020, achievement of the performance condition was not probable. Total unrecognized compensation related to unvested Time Vesting Units as of December 31, 2020 was approximately $0.3 million, and the total unrecognized compensation related to Performance Vesting Units was $1.1 million.